Cover	Sep. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2022
Entity File Number	001-38158
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Central Index Key	0001703785
Entity Tax Identification Number	82-0820780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE
Warrants to purchase Class A common stock
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	STR WS
Security Exchange Name	NYSE